Note 10 - Share Based Compensation - Summary of Valuation Assumptions (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares			2 Months Ended
	Sep. 29, 2025	May 30, 2025	Mar. 31, 2026
Stock Price (in dollars per share)	$ 8.7	$ 1.42
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	146.00%	189.00%
Risk-free interest rate	3.77%	4.69%
Expected term (years) (Year)	6 years 29 days	6 years 29 days	6 years 29 days